PROVISIONS (Details) - AUD ($)		Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Current		$ 588,693	$ 698,038
Non-Current		916	440
Annual leave
Disclosure of other provisions [line items]
Current	[1]	266,487	298,508
Long service leave
Disclosure of other provisions [line items]
Current	[1],[2]	322,206	399,530
Non-Current	[2]	$ 916	$ 440

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months